Loans Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Loans Payable
Loans Payable

			Outstanding Balances
Facility Name	Maturity Date	Total Facility Amount	March 31, 2016	June 30, 2015

Line of Credit Promissory Note (the "Note")	10/24/17	$20,000	$19,666	$19,516
Unsecured Demand Loans (the "Loans")	On Demand	—	—	1,575
Line of Credit Grid Note (the "Grid Note")	12/31/16	10,000	4,563	3,000
Secured Line of Credit (the "Secured Revolving Loan")	12/31/16	1,500	1,500	—
Secured Line of Credit (the "Secured Revolving Line of Credit")	12/31/16	500	88	—
MGT Promissory Notes (the "MGT Promissory Notes")	07/31/16	2,109	941	$—
Kuusamo Promissory Notes (the Kuusamo Promissory Notes")	03/08/16	141	124	$—
Total Loans Payable			$26,882	$24,091

Line of Credit Promissory Note

On October 24, 2014, the Company and SIC III, a company affiliated with Mr. Sillerman, entered into a Securities Purchase Agreement (the "Securities Purchase Agreement") pursuant to which SIC III agreed to purchase certain securities issued by the Company for a total of $30,000. Pursuant to the Securities Purchase Agreement, the Company issued a Line of Credit Promissory Note (the “Note”), which provides for a $20,000 line of credit to the Company (see Note 11, Stockholders' Equity, for a discussion of the remaining $10,000 of the Securities Purchase Agreement). The Company also agreed to issue to SIC III warrants to purchase 1,000,000 shares of the Company’s common stock. The Company issued warrants to purchase 50,000 shares of the Company’s common stock for every $1,000 advanced under the Note. The warrants will be issued in proportion to the amounts the Company draws under the Note. The exercise price of the warrants will be 10% above the closing price of the Company’s shares on the date prior to the issuance of the warrants. Exercise of the warrants was subject to approval of the Company’s stockholders, which occurred on January 13, 2015.

The Note provides a right for the Company to request advances under the Note from time to time. The Note bears interest at a rate of 12% per annum, payable in cash on a quarterly basis. The Note matures on October 24, 2017. On October 24, 2014, SIC III made an initial advance under the Note in the principal amount of $4,500. On December 15, 2014, SIC III made an additional advance in the principal amount of $15,500 pursuant to the terms of the Note (the proceeds of which were used to repay amounts outstanding under the DB Line, as discussed above). As of March 31, 2016, the total outstanding principal amount of the Note was $20,000. The Note provides for a 3% discount, such that the amount advanced by SIC III was 3% less than the associated principal amount of the advances. Therefore, the net amount actually outstanding under the Note at March 31, 2016, was $19,666, which includes accretion of the discount of $266 (the 3% discount of $600 is being accreted to the principal balance over the life of the Note). From and after the occurrence and during the continuance of any event of default under the Note, the interest rate is automatically increased to 17% per annum.

In connection with the first drawdown of $4,500 under the Note, the Company issued SIC III warrants to purchase 225,000 shares of the Company’s common stock. These warrants have an exercise price of $3.51, representing a price equal to 10% above the closing price of the Company’s common stock on the day prior to issuance. In connection with the additional drawdown of $15,500 under the Note, the Company issued SIC III warrants to purchase 775,000 shares of the Company's common stock. These warrants have an exercise price of $3.63, representing a price equal to 10% above the closing price of the Company's common stock on the day prior to issuance. The warrants are exercisable for a period of five years from issuance. Stock compensation expense related to the issuances of warrants to SIC III was $2,049 during the year ended June 30, 2015.

The Note is not convertible into equity securities of the Company.

The Note also contains certain covenants and restrictions, including, among others, that, for so long as the Note is outstanding, the Company will not, without the consent of the holder of the Note, (i) make any loan or advance in excess of $500 to any officer, director, employee of affiliate of the Company (except advances and similar expenditures : (a) under the terms of employee stock or option plans approved by the Board of Directors, (b) in the ordinary course of business, consistent with past practice or (c) to its subsidiaries), (ii) incur any indebtedness that exceeds $1,000 in the aggregate other than indebtedness outstanding under the Note, (iii) guaranty any indebtedness of any unaffiliated third party, (iv) change the principal business of the Company or exit the Company's current business, provided that the foregoing is subject to the Board's compliance with its fiduciary duties, (v) sell, assign, or license material technology or intellectual property of the Company except (a) in the ordinary course of business, consistent with past practice, (b) sales and assignments thereof in any 12 month period that do not have a fair market value in excess of $500 or (c) in connection with a change of control transaction, (vi) enter into any corporate strategic relationship involving the payment, contribution or assignment by the Company of its assets that have a fair market value in excess of $1,000 or (vii) liquidate or dissolve the Company or wind up the business of the Company, except in connection with changes of control or merger, acquisition or similar transactions or as approved by the Company’s Board in compliance with their fiduciary duties.

Interest expense on the Note was $607 and $1,834 for the three and nine months ended March 31, 2016, respectively, and $593 and $785 for the three and nine months ended March 31, 2015, respectively.

In connection with the Company's entering into the Perk Credit Agreement (as defined below), SIC III agreed to subordinate payment of the Note to amounts owed to Perk under the Perk Credit Agreement. SIC III also consented to the consummation of the Asset Purchase Agreement with Perk, which required SIC III's consent. In exchange for such consent and such agreement to subordinate, the Company agreed to provide SIC III a security interest in the assets of the Company in connection with amounts outstanding under the Note.

The Company entered into a Security Agreement with SIC III, pursuant to which the Company pledged its assets in connection with such security interest. The foregoing descriptions of the Security Agreement is qualified in its entirety by reference to the full text of the form of Security Agreement.

Unsecured Demand Loans

During the year ended June 30, 2015, Mr. Sillerman made the following demand loans (the "Loans") to the Company:

Date	Amount

12/19/2014	$2,000
1/14/2015	2,000
1/30/2015	2,000
2/13/2015	750
2/26/2015	1,000
3/2/2015	1,000
3/16/2015	3,000
4/20/2015	1,000
5/5/2015	500
5/14/2015	325

Total	$13,575

Each of the Loans bear interest at the rate of 12% per annum. Principal and interest due under the Loans shall be due and payable upon demand. The principal amount of the Loans may be prepaid at any time and from time to time, in whole or in part, without premium or penalty. The Company used the proceeds from the Loans to fund working capital requirements and for general corporate purposes.

As discussed in Note 11, Stockholders' Equity, on March 16, 2015, SIC III purchased 7,000 shares of Series C Convertible Preferred Stock pursuant to the Securities Purchase Agreement, for a purchase price of $7,000. The Company used the $7,000 proceeds from the sale of 7,000 shares of Series C Convertible Stock to repay $7,000 in principal amount of the Loans. In addition, the Company used $798 of the proceeds of the Loan on March 16, 2015 to pay all accrued and unpaid interest on the Loans. On June 1, 2015, the Company repaid an additional $5,000 in principal amount of the Loans. On July 1, 2015, the Company repaid the remaining $1,575 in principal amount of the Loans. Accordingly, after the transactions described herein, the total outstanding principal amount of the Loans at March 31, 2016 and June 30, 2015 was $0 and $1,575, respectively.

Interest expense on the Loans was $0 and $1 for the three and nine months ended March 31, 2016, respectively, and $171 and $179 for the three and nine months ended March 31, 2015, respectively.

Line of Credit Grid Note

On June 11, 2015, the Company and Sillerman Investment Company IV, LLC ("SIC IV") entered into a Line of Credit Grid Note (the "Grid Note"). The Grid Note provides a right for the Company to request advances under the Grid Note from time to time in an aggregate amount of up to $10,000. The Grid Note bears interest at a rate of 12% per annum, payable in cash on the maturity of the Grid Note. From and after the occurrence and during the continuance of any event of default under the Grid Note, the interest rate is automatically increased to 14% per annum.

The Grid Note is not convertible into equity securities of the Company.

In order for the Company to make requests for advances under the Grid Note, the Company must have an interest coverage ratio equal to or greater than 1, unless SIC IV waives this requirement. The interest coverage ratio is calculated by dividing: (a) the Company’s net income for the measurement period, plus the Company’s interest expense for the measurement period, plus the Company’s tax expense for the measurement period, by (b) the Company’s interest expense for the measurement period, plus the amount of interest expense that would be payable on the amount of the requested draw for the twelve months following the request for the advance. The measurement period is the twelve months ended as of the last day of the last completed fiscal quarter prior to the request for the advance. The Company currently does not have an interest coverage ratio equal to or greater than 1, so advances would require the SIC IV to waive this requirement. In addition, in order to make requests for advances under the Grid Note, there can be no event of default under the Note at the time of the request for an advance, including that there has been no material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

The Company made requests for advances under the Grid Note, and SIC IV made advances to the Company as follows:

Date	Amount

6/11/2015	$1,000
6/24/2015	2,000
7/31/2015	1,000
8/31/2015	2,000
9/15/2015	1,000
9/29/2015	1,000
10/13/2015	500
10/30/2015	600
11/25/2015	1,000

Total	$10,100

On July 1, 2015, the Company repaid $1,425 of the Grid Note.

On December 3, 2015, the Company and SIC IV entered into a Subscription Agreement pursuant to which SIC IV subscribed for 8,750,000 shares of the Company’s common stock at a price of $0.47 per share. Accordingly, the aggregate purchase price for such shares was $4,112.

The Company and SIC IV agreed that SIC IV would pay the purchase price for such shares by reducing the amounts outstanding under the Line of Credit. As of December 3, 2015, there was $8,675 in outstanding principal amount under the Line of Credit.
Accordingly, the principal amount of the Line of Credit was therefore reduced to $4,563.

Therefore, the outstanding balance of the Grid Note at March 31, 2016 was $4,563.

The Grid Note matures on the first to occur of: (a) 12/31/2016 or (b) upon a “Change of Control Transaction.” A “Change of Control Transaction” includes (i) a sale of all or substantially all of the assets of the Company or (ii) the issuance by the Company of common stock that results in any “person” or “group” becoming the “beneficial owner” of a majority of the aggregate ordinary voting power represented by the Company’s issued and outstanding common stock (other than as a result of, or in connection with, any merger, acquisition, consolidation or other business combination in which the Company is the surviving entity following the consummation thereof), excluding transactions with affiliates of the Company.

If an event of default occurs under the Grid Note, SIC IV has the right to require the Company to repay all or any portion of the Grid Note.  An event of default is deemed to have occurred on: (i) the non-payment of any of the amounts due under the Grid Note within five (5) Business Days after the date such payment is due and payable; (ii) dissolution or liquidation, as applicable, of the Company; (iii) various bankruptcy or insolvency events shall have occurred, (iv) the inaccuracy in any material respect of any warranty, representation, statement, report or certificate the Company makes to Lender under the Note hereto; (v) the Company contests, disputes or challenges in any manner, whether in a judicial proceeding or otherwise, the validity or enforceability of any material provision in the Grid Note; or (vi) a material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

Interest expense on the Grid Note for the three and nine months ended March 31, 2016 was $138 and $435, respectively.

In connection with the Company's entering into the Perk Credit Agreement (as defined below), SIC IV agreed to subordinate payment of the Grid Note to amounts owed to Perk under the Perk Credit Agreement. SIC IV also consented to the consummation of the Asset Purchase Agreement with Perk. In exchange for such consent and such agreement to subordinate, the Company agreed to provide SIC IV a security interest in the assets of the Company in connection with amounts outstanding under the Grid Note.

The Company entered into a Security Agreement with SIC IV , pursuant to which the Company pledged its assets in connection with such security interest. The foregoing descriptions of the Security Agreement is qualified in its entirety by reference to the full text of the form of Security Agreement.

Secured Line of Credit

On January 27, 2016, Sillerman Investment Company VI LLC (“SIC VI”), an affiliate of Robert F.X. Sillerman, the Executive Chairman and Chief Executive Officer of the Company, entered into a Secured Revolving Loan agreement (the “Secured Revolving Loan”) with the Company and its subsidiaries, wetpaint.com, Inc. and Choose Digital Inc. (collectively, the “Subsidiaries”), pursuant to which the Company can borrow up to $1,500.  The Secured Revolving Loan bears interest at the rate of 12% per annum. In connection with the Secured Revolving Loan, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc. The Company intends to use the proceeds from the Secured Revolving Loan to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  As of March 31, 2016, $1,500 has been advanced thereunder.

$500 Line of Credit

The Company and its subsidiaries wetpaint.com, inc., and Choose Digital, Inc. (the "Subsidiaries") entered into a secured, revolving Line of Credit on March 29, 2016 with SIC VI (the “Secured Revolving Line of Credit”), pursuant to which the Company can borrow up to $500.  The Secured Revolving Line of Credit bears interest at the rate of 12% per annum.
In connection with the Secured Revolving Line of Credit, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc.  The Company intends to use the proceeds from the Secured Revolving Line of Credit to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  At March 31, 2016, $88 had been advanced thereunder.

Related Approvals

Because each of the transactions referred to in the foregoing sections involved Mr. Sillerman, or an affiliate of his, the transactions were subject to certain rules regarding "affiliate" transactions. As such, each was approved by a Special Committee of the Board of Directors and a majority of the independent members of the Board of Directors of the Company.

Loan from Perk

During the three months ended December 31, 2015, Perk made two advances to the Company as follows:

Date	Amount

12/14/2015	$667
12/23/2015	333

Total	$1,000

On December 13, 2015, the Company entered into a Credit Agreement with Perk pursuant to which Perk provided a $1,000 line of credit to the Company (the “Perk Credit Agreement”). The Perk Credit Agreement provided for drawdowns pursuant to which Perk made advances to the Company, which totaled $1,000. The first advance in the amount of $667 was made on December 14, 2015. The final drawdown of $333 was made when the Information Statement relating to the transaction was filed with the SEC, which occurred on December 23, 2015. Amounts outstanding under the Perk Credit Agreement bore interest at 12% per annum, with an additional 12% if the Company was in default of its obligations under the Perk Credit Agreement.  Amounts outstanding under the Perk Credit Agreement were repaid on February 8, 2016 upon the closing of the sale of the Viggle assets to Perk.  The Company was entitled to elect to repay all amounts outstanding pursuant to the Perk Credit Agreement by reducing the number of the shares of Perk common stock payable upon closing of the sale of the Viggle assets to Perk by 130,000 shares. The Company elected to so reduce the number of shares issuable to the Company at the closing of the asset sale transaction. Therefore, Perk agreed to deliver to the Company at closing 1,370,000 shares of Perk common stock, rather than 1,500,000 shares, and in return the amounts outstanding under the Perk Credit Agreement were deemed repaid in full.

Therefore, the outstanding balance of the loan from Perk was $0 at March 31, 2016. No interest expense was recorded by the Company for the three and nine months ended March 31, 2016.

In connection with the Perk Credit Agreement, the Company also entered into a Security Agreement, pursuant to which the Company provided Perk with a security interest in its assets to secure repayment of amounts outstanding under the Perk Credit Agreement. As the amounts payable under the Perk Credit Agreement have now been settled in full, the Security Agreement has been terminated.

Promissory Notes

In accordance with the Assets Purchase Agreement to purchase the DraftDay Business (see Note 6, Acquisitions), the Company issued promissory notes to MGT Capital ("MGT Promissory Notes") in the principal amount of $234 due and paid on September 29, 2015 and in the aggregate principal amount of $1,875 due March 8, 2016.  The Company was not able to make the payment at the due date and on March 24, 2016 converted $824 of the promissory notes to common stock and $110 of the promissory notes to a Series D Preferred Stock (see Note 11, Stockholders' Equity (Deficit)). All such notes bear interest at a rate of 5% per annum.

The outstanding balance of the MGT Promissory Notes was $941 at March 31, 2016. The company recorded interest expense of $51 for the three and nine months ended March 31, 2016.

In exchange for releasing certain liens and encumbrances with respect to the DraftDay Business(see Note 6, Acquisitions), the Company issued promissory notes to Kuusamo Capital Ltd. ("Kuusamo Promissory Notes") in the principal amount of $16 due and paid on September 29, 2015 and in the aggregate principal amount of $125 due March 8, 2016.  The Company was not able to make the payment at the due date. All such notes bear interest at a rate of 5% per annum.

The outstanding balance of the Kuusamo Promissory Notes was $124 at March 31, 2016. No interest expense was recorded by the company for the three and nine months ended March 31, 2016.

Loans Payable

		Total	Outstanding Balances
Facility Name	Maturity Date	Facility Amount	June 30, 2015	June 30, 2014

Term Loan Agreement ("DB Line")	Retired	$15,000	$—	$15,000
Line of Credit Promissory Note (the "Note")	10/24/17	20,000	19,516	—
Unsecured Demand Loans (the "Loans")	On Demand	1,575	1,575	—
Line of Credit Grid Note (the "Grid Note")	12/31/16	10,000	3,000	—

Total Loans Payable			$24,091	$15,000

Term Loan Agreement

On March 11, 2013, Viggle entered into a Term Loan Agreement (the “DB Line”) with Deutsche Bank Trust Company Americas (“Deutsche Bank”), under which Deutsche Bank agreed to loan the Company up to $10,000.  The Company may, from time to time, request advances (the “Advances”) from the DB Line in amounts of no less than $1,000.

On December 13, 2013, the Company entered into an amendment (the “Amendment”) to the DB Line. Pursuant to the Amendment, the line of credit was increased to $30,000, and the maturity date was extended from December 16, 2013 to April 30, 2014.

The interest rate on the outstanding balance was lowered as a result of the Amendment. Previously, the interest rate on the outstanding balance was, at the Company’s election, a per annum rate equal to the LIBOR Rate plus 4.00% or (ii) the Prime Rate plus 1.75%. Pursuant to the Amendment, the interest rate on the outstanding balance was lowered to a per annum rate, at the Company’s option, of the LIBOR Rate plus 2.50%, or the Prime Rate plus 0.25%. Interest is payable monthly in arrears.

The Company may make prepayments, in whole or in part, under the DB Line at any time, as long as all accrued and unpaid interest thereon is paid through the prepayment date.

On December 13, 2013, the Company made a draw under the DB Line of $16,951, bringing the total draws to $26,951. The proceeds of this draw were used to repay amounts outstanding under the Company's previous Amended and Restated $25,000 Line of Credit. On December 19, 2013, the Company drew the remaining amount available under the DB Line of $3,049. The Company used the proceeds from the final draw on the DB Line to fund working capital requirements and for general corporate purposes.

On February 13, 2014, the Company entered into a further amendment (the "February Amendment") to the DB Line.   Pursuant to the February Amendment, the maturity date of the DB Line was extended to December 31, 2014, and the mandatory prepayment provision was amended to provide that only the first $10,000 in net cash proceeds from an equity offering shall be required to be used to prepay amounts outstanding under the DB Line.

On March 11, 2014, the Company entered into a further amendment (the "March Amendment") to the DB Line. Pursuant to the March Amendment, the line of credit was increased from $30,000 to $35,000, providing the Company with an additional $5,000 for working capital purposes. Concurrent with the March Amendment, on March 11, 2014, the Company entered into a Pledge and Security Agreement with Deutsche Bank pursuant to which it agreed to provide Deutsche Bank a security interest in $5,000 in cash, as well as a pledge to secure the prompt and timely payment of all obligations under the DB Line. The Pledge and Security Agreement will remain in place as long as there are any obligations outstanding under the DB Line. The $5,000 is classified as short term restricted cash in the accompanying Consolidated Balance Sheet as of June 30, 2014.

On April 30, 2014, the Company repaid $10,000 of the DB Line in accordance with the February Amendment discussed above. On June 13, 2014, the Company repaid an additional $10,000 of the DB Line. Each repayment reduced the amount available on the DB Line.

On December 15, 2014, the Company repaid the remaining $15,000 outstanding under the DB Line from the proceeds of the Line of Credit Promissory Note (see description below). After this repayment, the DB Line was retired.

The DB Line did not contain any financial covenants.

Repayment of the DB Line was guaranteed by Mr. Sillerman.  In consideration for the guarantee, Mr. Sillerman's designee, Sillerman Investment Company II LLC ("SIC II"), which was the lender under the Amended and Restated $25,000 Line of Credit described below, received a warrant for 125,000 shares of common stock of Viggle, which may be exercised at any time within 60 months of the issuance date at $80.00 a share, (subject to adjustment in the event of stock splits and combination, reclassification, merger or consolidation)(the “Guarantee Warrant”). The Guarantee Warrant contains a piggyback registration right with respect to the underlying common shares which may be issued if it is exercised.  The Guarantee Warrant was issued in a transaction exempt from registration under the Securities Act of 1933, as amended, in reliance on Section 4(a)(2) thereunder and Rule 506 of Regulation D promulgated thereunder.  The Company recorded compensation expense during the year ended June 30, 2013 of $5,559 related to the Guarantee Warrant issued to SIC II, as Mr. Sillerman's designee.

The Company used the proceeds from the DB Line to fund working capital requirements and for general corporate purposes.

Interest expense on the DB Line for the year ended June 30, 2015 was $185.

Line of Credit Promissory Note

On October 24, 2014, the Company and Sillerman Investment Company III LLC ("SIC III"), a company affiliated with Mr. Sillerman entered into a Securities Purchase Agreement (the "Securities Purchase Agreement") pursuant to which SIC III agreed to purchase certain securities issued by the Company for a total of $30,000. Pursuant to the Securities Purchase Agreement, the Company issued a Line of Credit Promissory Note (the “Note”), which provides for a $20,000 line of credit to the Company (see Note 9, Stockholders' Equity, for a discussion of the remaining $10,000 of the Securities Purchase Agreement). The Company also agreed to issue to SIC III warrants to purchase 1,000,000 shares of the Company’s common stock. The Company issued warrants to purchase 50,000 shares of the Company’s common stock for every $1,000 advanced under the Note. The warrants will be issued in proportion to the amounts the Company draws under the Note. The exercise price of the warrants will be 10% above the closing price of the Company’s shares on the date prior to the issuance of the warrants. Exercise of the warrants was subject to approval of the Company’s stockholders, which occurred on January 13, 2015.

The Note provides a right for the Company to request advances under the Note from time to time. The Note bears interest at a rate of 12% per annum, payable in cash on a quarterly basis. The Note matures on October 24, 2017. On October 24, 2014, SIC III made an initial advance under the Note in the principal amount of $4,500. On December 15, 2014, SIC III made an additional advance in the principal amount of $15,500 pursuant to the terms of the Note (the proceeds of which were used to repay amounts outstanding under the DB Line, as discussed above). As of June 30, 2015, the total outstanding principal amount of the Note was $20,000. The Note provides for a 3% discount, such that the amount advanced by SIC III was 3% less than the associated principal amount of the advances. Therefore, the net amount actually outstanding under the Note at June 30, 2015, was $19,516, which includes accretion of the discount of $116 (the 3% discount of $600 is being accreted to the principal balance over the life of the Note). From and after the occurrence and during the continuance of any event of default under the Note, the interest rate is automatically increased to 17% per annum.

In connection with the first drawdown of $4,500 under the Note, the Company issued SIC III warrants to purchase 225,000 shares of the Company’s common stock. These warrants have an exercise price of $3.51, representing a price equal to 10% above the closing price of the Company’s common stock on the day prior to issuance. In connection with the additional drawdown of $15,500 under the Note, the Company issued SIC III warrants to purchase 775,000 shares of the Company's common stock. These warrants have an exercise price of $3.63, representing a price equal to 10% above the closing price of the Company's common stock on the day prior to issuance. The Warrants are exercisable for a period of five years from issuance. Stock compensation expense related to the issuances of warrants to SIC III was $2,049 during the year ended June 30, 2015.

The Note is not convertible into equity securities of the Company.

The Note also contains certain covenants and restrictions, including, among others, that, for so long as the Note is outstanding, the Company will not, without the consent of the holder of the Note, (i) make any loan or advance in excess of $500 to any officer, director, employee of affiliate of the Company (except advances and similar expenditures : (a) under the terms of employee stock or option plans approved by the Board of Directors, (b) in the ordinary course of business, consistent with past practice or (c) to its subsidiaries), (ii) incur any indebtedness that exceeds $1,000 in the aggregate other than indebtedness outstanding under the Note, (iii) guaranty any indebtedness of any unaffiliated third party, (iv) change the principal business of the Company or exit the Company's current business, provided that the foregoing is subject to the Board's compliance with its fiduciary duties, (v) sell, assign, or license material technology or intellectual property of the Company except (a) in the ordinary course of business, consistent with past practice, (b) sales and assignments thereof in any 12 month period that do not have a fair market value in excess of $500 or (c) in connection with a change of control transaction, (vi) enter into any corporate strategic relationship involving the payment, contribution or assignment by the Company of its assets that have a fair market value in excess of $1,000 or (vii) liquidate or dissolve the Company or wind up the business of the Company, except in connection with changes of control or merger, acquisition or similar transactions or as approved by the Company’s Board in compliance with their fiduciary duties.

Interest expense on the Note was $1,391 for the year ended June 30, 2015.

Unsecured Demand Loans

During the year ended June 30, 2015, Mr. Sillerman made the following demand loans (the "Loans") to the Company:

Date	Amount

December 19, 2014	$2,000
January 14, 2015	2,000
January 30, 2015	2,000
February 13, 2015	750
February 26, 2015	1,000
March 2, 2015	1,000
March 16, 2015	3,000
April 20, 2015	1,000
May 5, 2015	500
May 14, 2015	325

Total	$13,575

Each of the Loans bear interest at the rate of 12% per annum. Principal and interest due under the Loans shall be due and payable upon demand. The principal amount of the Loans may be prepaid at any time and from time to time, in whole or in part, without premium or penalty. The Company used the proceeds from the Loans to fund working capital requirements and for general corporate purposes.

As discussed in Note 9, Stockholders' Equity, on March 16, 2015, SIC III purchased 7,000 shares of Series C Convertible Preferred Stock pursuant to the Securities Purchase Agreement, for a purchase price of $7,000. The Company used the $7,000 proceeds from the sale of 7,000 shares of Series C Convertible Stock to repay $7,000 in principal amount of the Loans. In addition, the Company used $798 of the proceeds of the Loan on March 16, 2015 to pay all accrued and unpaid interest on the Loans. On June 1, 2015, the Company repaid an additional $5,000 in principal amount of the Loans. Accordingly, after the transactions described herein, the total outstanding principal amount of the Loans at June 30, 2015 is $1,575.

Interest expense on the Loans was $306 for the year ended June 30, 2015.

Line of Credit Grid Note

On June 11, 2015, the Company and SIC IV entered into a Line of Credit Grid Note (the "Grid Note"). The Grid Note provides a right for the Company to request advances under the Grid Note from time to time in an aggregate amount of up to $10,000. The Grid Note bears interest at a rate of 12% per annum, payable in cash on the maturity of the Grid Note. From and after the occurrence and during the continuance of any event of default under the Grid Note, the interest rate is automatically increased to 14% per annum.

The Grid Note is not convertible into equity securities of the Company.

In order for the Company to make requests for advances under the Grid Note, the Company must have an interest coverage ratio equal to or greater than 1, unless SIC IV waives this requirement. The interest coverage ratio is calculated by dividing: (a) the Company’s net income for the measurement period, plus the Company’s interest expense for the measurement period, plus the Company’s tax expense for the measurement period, by (b) the Company’s interest expense for the measurement period, plus the amount of interest expense that would be payable on the amount of the requested draw for the twelve months following the request for the advance. The measurement period is the twelve months ended as of the last day of the last completed fiscal quarter prior to the request for the advance. The Company currently does not have an interest coverage ratio equal to or greater than 1, so advances would require the SIC IV to waive this requirement. In addition, in order to make requests for advances under the Grid Note, there can be no event of default under the Note at the time of the request for an advance, including that there has been no material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

On June 11, 2015 and June 24, 2015, the Company made requests for advances under the Grid Note, and SIC IV made advances to the Company in the amounts of $1,000 and $2,000, respectively.

The Grid Note matures on the first to occur of: (a) 12/31/2016 or (b) upon a “Change of Control Transaction.” A “Change of Control Transaction” includes (i) a sale of all or substantially all of the assets of the Company or (ii) the issuance by the Company of common stock that results in any “person” or “group” becoming the “beneficial owner” of a majority of the aggregate ordinary voting power represented by the Company’s issued and outstanding common stock (other than as a result of, or in connection with, any merger, acquisition, consolidation or other business combination in which the Company is the surviving entity following the consummation thereof), excluding transactions with affiliates of the Company.

If an event of default occurs under the Grid Note, SIC IV has the right to require the Company to repay all or any portion of the Grid Note.  An event of default is deemed to have occurred on: (i) the non-payment of any of the amounts due under the Grid Note within five (5) Business Days after the date such payment is due and payable; (ii) dissolution or liquidation, as applicable, of the Company; (iii) various bankruptcy or insolvency events shall have occurred, (iv) the inaccuracy in any material respect of any warranty, representation, statement, report or certificate the Company makes to Lender under the Note hereto; (v) the Company contests, disputes or challenges in any manner, whether in a judicial proceeding or otherwise, the validity or enforceability of any material provision in the Grid Note; or (vi) a material adverse change in the business plan or prospects of the Company in the reasonable opinion of SIC IV.

Interest expense on the Grid Note for the year ended June 30, 2015 was $10.

Related Approvals

Because each of the transactions (other than the DB Line) referred to in the foregoing sections involved Mr. Sillerman, or an affiliate of his, the transactions were subject to certain rules regarding "affiliate" transactions. As such, each was approved by a Special Committee of the Board of Directors and a majority of the independent members of the Board of Directors of the Company.